Submission	Apr. 11, 2025
Submission [Line Items]
Central Index Key	0001729678
Registrant Name	BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES